Cover	Jun. 21, 2023
Statement [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment to our Current Report on Form 8-K filed with the Securities and Exchange Commission on June 22, 2023 (the “Original Form 8-K”) is being filed solely to amend Item 5.07 to the Original Form 8-K to include the number of shares of Class A common stock that were redeemed for cash and the per-share redemption price. Except as set forth herein, no modifications have been made to the information contained in the Original Form 8-K.
Document Period End Date	Jun. 21, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-40555
Entity Registrant Name	Thunder Bridge Capital Partners IV, Inc.
Entity Central Index Key	0001843993
Entity Tax Identification Number	86-1826129
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9912 Georgetown Pike
Entity Address, Address Line Two	Suite D203
Entity Address, City or Town	Great Falls
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22066
City Area Code	202
Local Phone Number	431-0507
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock and one-fifth of one Redeemable Warrant
Statement [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one-fifth of one Redeemable Warrant
Trading Symbol	THCPU
Security Exchange Name	NASDAQ
Class A Common Stock, par value $0.0001 per share
Statement [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	THCP
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Statement [Line Items]
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Trading Symbol	THCPW
Security Exchange Name	NASDAQ